Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	Intrepid Capital Management Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001300746
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
INTREPID CAPITAL FUND (Prospectus Summary) | INTREPID CAPITAL FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICMVX
INTREPID CAPITAL FUND (Prospectus Summary) | INTREPID CAPITAL FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICMBX
Intrepid Small Cap Fund (Prospectus Summary) | Intrepid Small Cap Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICMZX
Intrepid Small Cap Fund (Prospectus Summary) | Intrepid Small Cap Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICMAX
Intrepid Income Fund (Prospectus Summary) | Intrepid Income Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICMUX
Intrepid Income Fund (Prospectus Summary) | Intrepid Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICMYX
INTREPID ALL CAP FUND (Prospectus Summary) | INTREPID ALL CAP FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICMCX